TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Allowance for doubtful accounts	$ 40,273	$ 31,708
Net operating losses	392,874	238,515
Lease liability	2,254	2,436
Total deferred tax assets	435,401	272,659
Less: Valuation allowance	(215,526)	(21,910)	$ (133,333)	$ (178,259)
Total deferred tax assets, net of valuation allowance	219,875	250,749
Deferred tax liabilities:
Effect of temporary difference	(129,176)	(124,942)
Right of use asset	(2,254)	(2,436)
Total deferred tax liabilities	(131,430)	(127,378)
Total deferred tax assets, net	$ 88,445	$ 123,371